DEBT (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)			11 Months Ended	12 Months Ended
		Feb. 01, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 18, 2017	Aug. 23, 2017	May 24, 2016
Debt Instruments [Abstract]
Long-term debt, gross			$ 115,787,500
Less: Current portion of long term debt	[1]		(3,913,436)
Less: Debt issuance costs			(4,347,602)
Long-term debt, noncurrent			107,526,462
Debt issuance costs, current			936,564
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross			115,787,500
MC Credit Partners [Member]
Annual Maturities of Term Loan [Abstract]
Consent fee					$ 1,000,000
Predecessor [Member]
Debt Instruments [Abstract]
Long-term debt, gross				$ 80,000,000
Less: Current portion of long term debt	[1]			(849,809)
Less: Debt issuance costs				(1,967,380)
Long-term debt, noncurrent				77,182,811
Debt issuance costs, current				462,691
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross				80,000,000
Term Loan [Member]
Debt Instruments [Abstract]
Long-term debt, gross			95,787,500
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross			95,787,500
Increase in aggregate principal amount		$ 5,000,000
Term Loan [Member] | MC Credit Partners [Member]
Debt Instruments [Abstract]
Long-term debt, gross			$ 95,787,500
Effective interest rate			10.46%
Maturity date			Aug. 23, 2022
Aggregate principal amount			$ 97,000,000
Frequency of principal payment			Quarterly
Interest rate from December 31, 2017 through September 30, 2019			1.25%
Interest rate from December 31, 2019 and thereafter			2.50%
Annual Maturities of Term Loan [Abstract]
2018			$ 4,850,000
2019			6,062,500
2020			9,700,000
2021			9,700,000
2022			65,475,000
Long-term debt, gross			95,787,500
Prepayment of debt			$ 20,000,000
Prepayment fee percentage			3.00%
Term Loan [Member] | Predecessor [Member]
Debt Instruments [Abstract]
Long-term debt, gross				$ 70,000,000
Effective interest rate				9.50%
Maturity date				Mar. 24, 2021
Aggregate principal amount				$ 70,000,000
Frequency of principal payment				Quarterly
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross				$ 70,000,000
Periodic principal payment				875,000
Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Long-term debt, gross			$ 20,000,000
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross			$ 20,000,000
Revolving Credit Facility [Member] | MC Credit Partners [Member]
Debt Instruments [Abstract]
Maximum borrowing capacity						$ 20,000,000
Effective interest rate			12.50%
Unused line fee			0.75%
Accrued interest			$ 0
Remaining borrowings available			$ 0
Maturity date			Aug. 23, 2022
Revolving Credit Facility [Member] | Predecessor [Member]
Debt Instruments [Abstract]
Long-term debt, gross				$ 10,000,000
Maximum borrowing capacity							$ 10,000,000
Effective interest rate				9.50%
Unused line fee				0.50%
Remaining borrowings available				$ 0
Maturity date				Mar. 24, 2021
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross				$ 10,000,000

[1]	Current portion of long term debt is net of debt issuance costs of $936,564 at December 31, 2017 of the Successor period and $462,691 at December 31, 2016 of the Predecessor period.